Vanguard Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (4.9%)
	RPM International Inc.	2,054,551	122,246
	Steel Dynamics Inc.	3,243,775	73,115
	Scotts Miracle-Gro Co.	619,090	63,395
	Ashland Global Holdings Inc.	953,515	47,742
	Huntsman Corp.	3,272,244	47,218
	Reliance Steel & Aluminum Co.	501,901	43,961
	WR Grace & Co.	1,057,324	37,641
	Commercial Metals Co.	1,882,491	29,724
	Olin Corp.	2,530,645	29,533
	Sensient Technologies Corp.	671,019	29,196
*	Axalta Coating Systems Ltd.	1,672,991	28,893
	Stepan Co.	320,891	28,386
	PolyOne Corp.	1,430,576	27,138
	Innospec Inc.	388,638	27,006
	Quaker Chemical Corp.	210,870	26,629
[1]	Cleveland-Cliffs Inc.	6,314,625	24,943
	Chemours Co.	2,587,660	22,953
	HB Fuller Co.	807,977	22,567
	Cabot Corp.	813,291	21,243
	Compass Minerals International Inc.	537,286	20,669
	Minerals Technologies Inc.	553,108	20,056
	Domtar Corp.	908,437	19,659
*	Alcoa Corp.	2,944,346	18,137
	Kaiser Aluminum Corp.	252,151	17,469
[1]	United States Steel Corp.	2,701,675	17,048
*	GCP Applied Technologies Inc.	917,358	16,329
	Worthington Industries Inc.	574,088	15,070
	Carpenter Technology Corp.	753,510	14,693
*	Univar Solutions Inc.	1,330,416	14,262
	Hecla Mining Co.	7,823,797	14,239
	Schweitzer-Mauduit International Inc.	488,390	13,587
*	Ferro Corp.	1,296,973	12,140
	Materion Corp.	324,276	11,353
	Warrior Met Coal Inc.	808,173	8,583
	PH Glatfelter Co.	701,466	8,572
	Tredegar Corp.	474,532	7,417
	Tronox Holdings plc Class A	1,355,014	6,748
	Arch Coal Inc. Class A	228,052	6,591
*	Coeur Mining Inc.	1,728,003	5,547
	Schnitzer Steel Industries Inc. Class A	396,050	5,164
	FutureFuel Corp.	426,772	4,810
*	Kraton Corp.	518,723	4,202

		Shares	Market Value ($000)
	Haynes International Inc.	196,180	4,043
*	Koppers Holdings Inc.	307,546	3,804
	Peabody Energy Corp.	1,062,757	3,082
	Kronos Worldwide Inc.	363,740	3,070
*	Century Aluminum Co.	778,289	2,817
	SunCoke Energy Inc.	681,833	2,625
*	CONSOL Energy Inc.	163,817	604
*	Resolute Forest Products Inc.	459,301	579
*	Contura Energy Inc.	144,393	339
			1,056,837
Consumer Goods (7.8%)
	Ingredion Inc.	1,057,782	79,863
*	US Foods Holding Corp.	3,476,470	61,568
*	Deckers Outdoor Corp.	443,406	59,416
	Flowers Foods Inc.	2,847,970	58,440
*	Helen of Troy Ltd.	398,775	57,436
	Leggett & Platt Inc.	2,085,328	55,637
*	Darling Ingredients Inc.	2,594,126	49,729
*,1	Mattel Inc.	5,495,391	48,414
	Harley-Davidson Inc.	2,445,326	46,290
	Brunswick Corp.	1,293,208	45,741
	Hanesbrands Inc.	5,733,726	45,124
	Polaris Inc.	921,222	44,357
*	Herbalife Nutrition Ltd.	1,516,855	44,232
*	TreeHouse Foods Inc.	890,812	39,329
	Valvoline Inc.	2,984,709	39,070
	Sanderson Farms Inc.	315,940	38,962
	Toll Brothers Inc.	2,003,001	38,558
	Thor Industries Inc.	831,143	35,058
*	Hain Celestial Group Inc.	1,239,982	32,202
	Energizer Holdings Inc.	986,509	29,842
	Spectrum Brands Holdings Inc.	734,866	26,727
	KB Home	1,401,130	25,361
*	Capri Holdings Ltd.	2,283,561	24,640
*	Taylor Morrison Home Corp. Class A	2,108,589	23,195
	Lancaster Colony Corp.	152,779	22,098
	Goodyear Tire & Rubber Co.	3,696,563	21,514
*	Visteon Corp.	442,294	21,221
*	Meritage Homes Corp.	577,353	21,079
*,1	Beyond Meat Inc.	316,277	21,064
	Herman Miller Inc.	934,378	20,743
*	Edgewell Personal Care Co.	859,229	20,690
	Cal-Maine Foods Inc.	452,407	19,897
*	Hostess Brands Inc. Class A	1,823,659	19,440
*	TRI Pointe Group Inc.	2,210,698	19,388
	Nu Skin Enterprises Inc. Class A	881,238	19,255
	Wolverine World Wide Inc.	1,214,631	18,462
	MDC Holdings Inc.	793,879	18,418
[1]	B&G Foods Inc.	1,012,434	18,315
	Dana Inc.	2,283,767	17,836
	Vector Group Ltd.	1,875,492	17,667
	Kontoor Brands Inc.	901,402	17,280
	HNI Corp.	680,159	17,133
*	Central Garden & Pet Co. Class A	645,197	16,498
	Universal Corp.	372,201	16,455
*	Meritor Inc.	1,177,816	15,606
	La-Z-Boy Inc.	736,942	15,144
*	Pilgrim's Pride Corp.	789,052	14,298

		Shares	Market Value ($000)
	Acushnet Holdings Corp.	535,475	13,772
	Fresh Del Monte Produce Inc.	495,145	13,671
	Sturm Ruger & Co. Inc.	262,170	13,347
	Steelcase Inc. Class A	1,341,674	13,242
	Cooper Tire & Rubber Co.	797,366	12,997
	Reynolds Consumer Products Inc.	402,071	11,728
*	Delphi Technologies plc	1,359,384	10,943
	Seaboard Corp.	3,685	10,365
	Tootsie Roll Industries Inc.	255,399	9,184
	Andersons Inc.	464,663	8,712
	Knoll Inc.	791,350	8,167
	ACCO Brands Corp.	1,460,512	7,376
*	American Axle & Manufacturing Holdings Inc.	1,793,416	6,474
	Inter Parfums Inc.	136,662	6,334
	National Presto Industries Inc.	83,164	5,889
	Signet Jewelers Ltd.	823,485	5,312
*	G-III Apparel Group Ltd.	680,399	5,239
	Oxford Industries Inc.	126,785	4,597
*	Central Garden & Pet Co. Class A	154,982	4,262
*	Vista Outdoor Inc.	452,558	3,983
	Ethan Allen Interiors Inc.	375,548	3,838
*	American Outdoor Brands Corp.	408,227	3,388
*	Tenneco Inc. Class A	807,067	2,906
	Movado Group Inc.	244,753	2,893
*	Cooper-Standard Holdings Inc.	248,065	2,548
*	elf Beauty Inc.	255,090	2,510
*,1	GoPro Inc. Class A	941,720	2,467
*	Fossil Group Inc.	356,961	1,174
	Tupperware Brands Corp.	383,351	621
*	BellRing Brands Inc. Class A	96	2
*	Garrett Motion Inc.	294	1
			1,676,634
Consumer Services (8.8%)
	Service Corp. International	2,751,526	107,612
	New York Times Co. Class A	2,225,464	68,344
*	BJ's Wholesale Club Holdings Inc.	2,174,962	55,396
	Williams-Sonoma Inc.	1,230,167	52,307
	Wyndham Hotels & Resorts Inc.	1,508,271	47,526
*	Performance Food Group Co.	1,855,848	45,877
	H&R Block Inc.	3,180,887	44,787
	Wendy's Co.	2,917,785	43,417
	L Brands Inc.	3,723,155	43,040
*	JetBlue Airways Corp.	4,575,108	40,947
	AMERCO	139,872	40,640
*	Murphy USA Inc.	463,126	39,069
	Foot Locker Inc.	1,696,538	37,409
*	Qurate Retail Inc. Class A	6,126,064	37,400
	TEGNA Inc.	3,437,184	37,328
*	AutoNation Inc.	1,272,861	35,716
*	Sprouts Farmers Market Inc.	1,872,089	34,802
*	LiveRamp Holdings Inc.	1,019,071	33,548
	Cracker Barrel Old Country Store Inc.	380,267	31,646
	Gap Inc.	4,437,705	31,241
	Wyndham Destinations Inc.	1,438,056	31,206
	TripAdvisor Inc.	1,705,309	29,655
*	ServiceMaster Global Holdings Inc.	1,074,882	29,022
	John Wiley & Sons Inc. Class A	751,207	28,163
	Lithia Motors Inc. Class A	341,081	27,897

		Shares	Market Value ($000)
*	Grocery Outlet Holding Corp.	774,725	26,604
[1]	Nordstrom Inc.	1,721,797	26,412
	Sabre Corp.	4,339,542	25,733
	KAR Auction Services Inc.	2,041,611	24,499
	Aaron's Inc.	1,064,240	24,243
[1]	Macy's Inc.	4,897,625	24,047
*	Adtalem Global Education Inc.	856,150	22,936
	Graham Holdings Co. Class B	65,521	22,354
*	Penn National Gaming Inc.	1,745,809	22,084
	Extended Stay America Inc.	2,896,980	21,177
	Core-Mark Holding Co. Inc.	723,854	20,681
	Hillenbrand Inc.	1,073,346	20,512
	Dick's Sporting Goods Inc.	959,499	20,399
	SkyWest Inc.	757,495	19,839
*	Laureate Education Inc. Class A	1,822,505	19,155
	American Eagle Outfitters Inc.	2,407,610	19,140
	PriceSmart Inc.	361,708	19,008
	Cinemark Holdings Inc.	1,672,124	17,039
*	Asbury Automotive Group Inc.	306,108	16,906
*,1	Peloton Interactive Inc. Class A	621,776	16,508
	Sinclair Broadcast Group Inc. Class A	1,011,840	16,270
*	AMC Networks Inc. Class A	665,171	16,170
*	Sally Beauty Holdings Inc.	1,845,002	14,908
	Penske Automotive Group Inc.	511,833	14,331
	Office Depot Inc.	8,682,215	14,239
*	Spirit Airlines Inc.	1,083,394	13,965
*	Urban Outfitters Inc.	927,895	13,213
*,1	Rite Aid Corp.	829,235	12,439
	Group 1 Automotive Inc.	279,139	12,355
*	Avis Budget Group Inc.	880,557	12,240
*	K12 Inc.	615,791	11,614
	Matthews International Corp. Class A	471,946	11,416
	Rent-A-Center Inc.	782,273	11,061
[1]	Cheesecake Factory Inc.	633,768	10,825
	Weis Markets Inc.	256,236	10,675
*	Lions Gate Entertainment Corp. Class B	1,778,823	9,926
	Bloomin' Brands Inc.	1,370,056	9,782
*	Hertz Global Holdings Inc.	1,570,750	9,707
	Abercrombie & Fitch Co. Class A	1,000,014	9,090
	Big Lots Inc.	618,706	8,798
	Scholastic Corp.	341,237	8,698
[1]	Bed Bath & Beyond Inc.	1,899,024	7,995
*	United Natural Foods Inc.	842,815	7,737
	Hawaiian Holdings Inc.	737,793	7,703
*	Groupon Inc. Class A	7,610,815	7,460
[1]	Meredith Corp.	601,160	7,346
	Dine Brands Global Inc.	251,734	7,220
*	MSG Networks Inc. Class A	703,836	7,179
	Brinker International Inc.	589,747	7,083
[1]	Buckle Inc.	468,313	6,421
*	Zumiez Inc.	325,926	5,645
*,1	Lions Gate Entertainment Corp. Class A	919,787	5,592
[1]	Dillard's Inc. Class A	150,608	5,565
*	BrightView Holdings Inc.	496,927	5,496
	Designer Brands Inc. Class A	984,805	4,904
*,1	GameStop Corp. Class A	1,363,517	4,772
	Sonic Automotive Inc. Class A	344,708	4,578
[1]	Children's Place Inc.	232,629	4,550

		Shares	Market Value ($000)
*	Cars.com Inc.	1,043,325	4,486
	Guess? Inc.	617,589	4,181
	BJ's Restaurants Inc.	300,447	4,173
*	Herc Holdings Inc.	191,460	3,917
	National CineMedia Inc.	1,196,325	3,900
*	Clear Channel Outdoor Holdings Inc.	5,495,459	3,517
	Caleres Inc.	606,928	3,156
*	Houghton Mifflin Harcourt Co.	1,672,498	3,144
	Entercom Communications Corp. Class A	1,783,020	3,049
*	Genesco Inc.	223,508	2,982
*	American Public Education Inc.	114,495	2,740
	Gannett Co. Inc.	1,840,445	2,724
[1]	AMC Entertainment Holdings Inc. Class A	817,528	2,583
*	El Pollo Loco Holdings Inc.	273,953	2,315
	Chico's FAS Inc.	1,758,166	2,268
*	Regis Corp.	366,981	2,169
*	Liberty TripAdvisor Holdings Inc. Class A	1,141,685	2,055
*,1	Michaels Cos. Inc.	1,217,156	1,972
*,1	RealReal Inc.	268,127	1,880
	Systemax Inc.	101,484	1,799
	Emerald Holding Inc.	395,570	1,025
*	Lands' End Inc.	177,823	950
*	At Home Group Inc.	214,834	434
*,1	Party City Holdco Inc.	697,626	320
*	Biglari Holdings Inc. Class A	818	243
*	IAA Inc.	372	11
	Papa John's International Inc.	64	3
*	Fiesta Restaurant Group Inc.	42	—
			1,904,235
Financials (32.9%)
	Medical Properties Trust Inc.	8,199,068	141,762
	Brown & Brown Inc.	3,794,454	137,435
	VICI Properties Inc.	6,304,437	104,906
	RenaissanceRe Holdings Ltd.	699,571	104,460
	Assurant Inc.	915,824	95,328
	Gaming and Leisure Properties Inc.	3,231,563	89,547
	National Retail Properties Inc.	2,719,482	87,540
	Apartment Investment & Management Co. Class A	2,359,020	82,920
	Commerce Bancshares Inc.	1,606,897	80,907
	American Financial Group Inc.	1,142,831	80,090
	Kemper Corp.	1,003,240	74,611
	First American Financial Corp.	1,690,763	71,705
	Life Storage Inc.	739,261	69,897
	LPL Financial Holdings Inc.	1,280,737	69,711
	Old Republic International Corp.	4,569,226	69,681
	Prosperity Bancshares Inc.	1,420,357	68,532
	Cousins Properties Inc.	2,325,435	68,066
	First Industrial Realty Trust Inc.	2,011,652	66,847
	New York Community Bancorp Inc.	7,034,339	66,052
	Signature Bank	812,736	65,336
	Legg Mason Inc.	1,306,571	63,826
	EastGroup Properties Inc.	608,596	63,586
	East West Bancorp Inc.	2,307,838	59,404
	RLI Corp.	674,963	59,350
	Highwoods Properties Inc.	1,643,772	58,222
	Equity Commonwealth	1,834,951	58,186
	Primerica Inc.	655,342	57,985
	Hanover Insurance Group Inc.	624,025	56,524

		Shares	Market Value ($000)
	TCF Financial Corp.	2,431,215	55,091
	Eaton Vance Corp.	1,702,583	54,908
	First Financial Bankshares Inc.	2,044,941	54,886
	Popular Inc.	1,532,900	53,652
	Jefferies Financial Group Inc.	3,801,282	51,964
	Cullen/Frost Bankers Inc.	891,890	49,759
	Glacier Bancorp Inc.	1,460,584	49,667
	Axis Capital Holdings Ltd.	1,263,780	48,845
	Rayonier Inc.	2,049,037	48,255
	Community Bank System Inc.	819,082	48,162
	SLM Corp.	6,690,033	48,101
	Selective Insurance Group Inc.	941,315	46,783
	Omega Healthcare Investors Inc.	1,731,052	45,942
	White Mountains Insurance Group Ltd.	50,461	45,920
	Brixmor Property Group Inc.	4,719,696	44,837
	Agree Realty Corp.	723,140	44,762
	Valley National Bancorp	6,082,763	44,465
	Unum Group	2,939,666	44,124
	Affiliated Managers Group Inc.	741,588	43,858
	Starwood Property Trust Inc.	4,243,380	43,495
	Stifel Financial Corp.	1,029,085	42,481
	CVB Financial Corp.	2,108,934	42,284
*	Brighthouse Financial Inc.	1,710,778	41,350
	Radian Group Inc.	3,186,804	41,269
	Jones Lang LaSalle Inc.	408,394	41,240
	Lazard Ltd. Class A	1,696,955	39,980
	First Horizon National Corp.	4,932,553	39,756
	Corporate Office Properties Trust	1,775,241	39,286
	Lexington Realty Trust Class B	3,927,846	39,004
	People's United Financial Inc.	3,512,462	38,813
	Synovus Financial Corp.	2,204,675	38,714
	Janus Henderson Group plc	2,524,592	38,677
	Taubman Centers Inc.	921,777	38,604
	Umpqua Holdings Corp.	3,490,133	38,042
	FNB Corp.	5,149,871	37,955
	Blackstone Mortgage Trust Inc. Class A	2,022,331	37,656
	United Bankshares Inc.	1,610,153	37,162
	Assured Guaranty Ltd.	1,436,496	37,047
	Ares Management Corp. Class A	1,181,970	36,558
	Old National Bancorp	2,694,863	35,545
	Bank of Hawaii Corp.	638,050	35,246
	Piedmont Office Realty Trust Inc. Class A	1,993,449	35,204
	MGIC Investment Corp.	5,524,183	35,079
	Independent Bank Corp.	544,722	35,064
	First Hawaiian Inc.	2,076,891	34,331
	UMB Financial Corp.	739,010	34,275
	PacWest Bancorp	1,870,927	33,527
	Webster Financial Corp.	1,458,690	33,404
	New Residential Investment Corp.	6,588,700	33,009
	National Health Investors Inc.	661,553	32,760
	Associated Banc-Corp.	2,526,227	32,310
	Washington Federal Inc.	1,242,801	32,263
	JBG SMITH Properties	1,009,143	32,121
	PotlatchDeltic Corp.	1,011,920	31,764
	South State Corp.	534,758	31,406
	Sunstone Hotel Investors Inc.	3,563,731	31,040
	Apple Hospitality REIT Inc.	3,368,660	30,891
	Outfront Media Inc.	2,274,169	30,656

		Shares	Market Value ($000)
	Columbia Banking System Inc.	1,143,180	30,637
	Washington REIT	1,276,955	30,481
	EPR Properties	1,242,995	30,105
	Park Hotels & Resorts Inc.	3,793,396	30,006
	IBERIABANK Corp.	828,480	29,958
	Fulton Financial Corp.	2,600,770	29,883
	Wintrust Financial Corp.	904,597	29,725
	CNO Financial Group Inc.	2,395,265	29,677
*	Enstar Group Ltd.	185,526	29,508
	Brandywine Realty Trust	2,792,208	29,374
	Federated Hermes Inc. Class B	1,521,886	28,992
	BancorpSouth Bank	1,515,745	28,678
	Home BancShares Inc.	2,379,480	28,530
	BankUnited Inc.	1,504,828	28,140
	Atlantic Union Bankshares Corp.	1,279,035	28,011
	Weingarten Realty Investors	1,936,686	27,946
	Investors Bancorp Inc.	3,482,766	27,827
	Cathay General Bancorp	1,199,645	27,532
	American Equity Investment Life Holding Co.	1,443,034	27,129
	Chimera Investment Corp.	2,967,306	27,003
	Hancock Whitney Corp.	1,382,070	26,978
	Navient Corp.	3,504,373	26,563
*	Genworth Financial Inc. Class A	7,978,633	26,489
	CIT Group Inc.	1,501,538	25,917
	Empire State Realty Trust Inc. Class A	2,846,050	25,501
	International Bancshares Corp.	928,103	24,947
	Capitol Federal Financial Inc.	2,128,633	24,713
	WesBanco Inc.	1,024,097	24,271
	FGL Holdings	2,458,692	24,095
	Westamerica Bancorp	407,229	23,937
	Horace Mann Educators Corp.	653,230	23,902
	First Merchants Corp.	882,598	23,380
	Columbia Property Trust Inc.	1,852,399	23,155
	First Midwest Bancorp Inc.	1,743,441	23,074
	United Community Banks Inc.	1,251,965	22,924
	OneMain Holdings Inc.	1,186,572	22,687
	First Financial Bancorp	1,497,005	22,320
	GEO Group Inc.	1,826,340	22,208
	Moelis & Co. Class A	782,220	21,980
	NBT Bancorp Inc.	659,556	21,363
	Trustmark Corp.	916,527	21,355
	ProAssurance Corp.	853,217	21,330
	CoreCivic Inc.	1,887,495	21,083
	RLJ Lodging Trust	2,701,899	20,859
	Office Properties Income Trust	762,489	20,778
	WSFS Financial Corp.	826,984	20,608
	First Citizens BancShares Inc. Class A	61,841	20,585
*	Cushman & Wakefield plc	1,737,240	20,395
*	PRA Group Inc.	720,031	19,959
*	Cannae Holdings Inc.	592,238	19,834
	Mack-Cali Realty Corp.	1,292,955	19,692
	First Interstate BancSystem Inc. Class A	682,542	19,685
	Safety Insurance Group Inc.	230,920	19,497
	LTC Properties Inc.	630,499	19,482
	Employers Holdings Inc.	477,403	19,340
	Argo Group International Holdings Ltd.	516,713	19,149
	BOK Financial Corp.	449,093	19,113
	Global Net Lease Inc.	1,418,106	18,960

		Shares	Market Value ($000)
	Renasant Corp.	860,674	18,797
	Walker & Dunlop Inc.	464,174	18,692
	Northwest Bancshares Inc.	1,607,435	18,598
	Xenia Hotels & Resorts Inc.	1,786,931	18,405
	First Bancorp	3,447,649	18,342
	Great Western Bancorp Inc.	892,941	18,287
	Artisan Partners Asset Management Inc. Class A	844,794	18,155
	Industrial Logistics Properties Trust	1,033,258	18,123
	Apollo Commercial Real Estate Finance Inc.	2,426,704	18,006
	Mercury General Corp.	439,809	17,909
	National General Holdings Corp.	1,080,043	17,875
	Santander Consumer USA Holdings Inc.	1,280,348	17,810
	Banner Corp.	538,590	17,795
	Retail Properties of America Inc. Class A	3,374,289	17,445
	Houlihan Lokey Inc. Class A	334,442	17,431
	Acadia Realty Trust	1,379,310	17,090
	Park National Corp.	219,473	17,040
	Sabra Health Care REIT Inc.	1,536,664	16,780
	Sterling Bancorp	1,601,668	16,737
	PennyMac Mortgage Investment Trust	1,571,533	16,690
	Two Harbors Investment Corp.	4,328,727	16,492
	Hilltop Holdings Inc.	1,079,121	16,316
	City Holding Co.	244,958	16,297
	Bank OZK	972,094	16,234
	S&T Bancorp Inc.	592,971	16,200
	DiamondRock Hospitality Co.	3,178,927	16,149
	Urban Edge Properties	1,828,675	16,111
	Simmons First National Corp. Class A	855,800	15,747
	Hope Bancorp Inc.	1,912,094	15,717
	Tompkins Financial Corp.	200,854	14,421
	Eagle Bancorp Inc.	477,319	14,420
	Nelnet Inc. Class A	314,764	14,293
	First Commonwealth Financial Corp.	1,553,430	14,198
	Service Properties Trust	2,610,066	14,094
	Diversified Healthcare Trust	3,783,167	13,733
	Brookline Bancorp Inc.	1,195,698	13,488
	SITE Centers Corp.	2,465,246	12,844
	Kennedy-Wilson Holdings Inc.	955,939	12,829
	Cadence Bancorp Class A	1,933,065	12,662
[1]	Macerich Co.	2,245,147	12,640
	Getty Realty Corp.	523,466	12,427
	American National Insurance Co.	148,421	12,227
	Provident Financial Services Inc.	938,032	12,063
[1]	Waddell & Reed Financial Inc. Class A	1,056,880	12,027
	BGC Partners Inc. Class A	4,568,156	11,512
	Pebblebrook Hotel Trust	1,031,587	11,234
	MFA Financial Inc.	7,173,441	11,119
	United Fire Group Inc.	337,153	10,995
*	LendingClub Corp.	1,393,507	10,939
	Piper Sandler Cos.	216,190	10,933
*	Encore Capital Group Inc.	465,846	10,892
	Flagstar Bancorp Inc.	539,588	10,700
	American Finance Trust Inc. Class A	1,695,880	10,599
	Berkshire Hills Bancorp Inc.	712,953	10,595
*	Columbia Financial Inc.	723,710	10,421
	BancFirst Corp.	311,188	10,384
	Investors Real Estate Trust	185,070	10,179
	iStar Inc.	931,043	9,878

		Shares	Market Value ($000)
	PennyMac Financial Services Inc.	433,653	9,588
	American Assets Trust Inc.	380,848	9,521
	Boston Private Financial Holdings Inc.	1,321,255	9,447
*	Green Dot Corp. Class A	367,473	9,330
	Franklin Street Properties Corp.	1,607,127	9,209
	OFG Bancorp	810,029	9,056
	Redwood Trust Inc.	1,775,152	8,982
*	Ambac Financial Group Inc.	719,602	8,880
*	Third Point Reinsurance Ltd.	1,186,739	8,794
	Uniti Group Inc.	1,452,198	8,757
	Invesco Mortgage Capital Inc.	2,535,854	8,647
[1]	Brookfield Property REIT Inc. Class A	983,218	8,348
	Heartland Financial USA Inc.	275,059	8,307
	ARMOUR Residential REIT Inc.	934,335	8,232
*	MBIA Inc.	1,144,691	8,173
	Northfield Bancorp Inc.	705,039	7,889
	Virtus Investment Partners Inc.	102,844	7,827
	State Auto Financial Corp.	275,729	7,663
	Broadmark Realty Capital Inc.	994,984	7,482
	FBL Financial Group Inc. Class A	157,252	7,339
[1]	Tanger Factory Outlet Centers Inc.	1,467,511	7,338
	Retail Opportunity Investments Corp.	882,139	7,313
	RPT Realty	1,203,795	7,259
	Ladder Capital Corp. Class A	1,527,324	7,240
	Central Pacific Financial Corp.	429,559	6,830
	Urstadt Biddle Properties Inc. Class A	480,079	6,769
	Dime Community Bancshares Inc.	486,147	6,665
	Saul Centers Inc.	201,877	6,609
	Capstead Mortgage Corp.	1,493,145	6,271
	National Western Life Group Inc. Class A	35,499	6,106
	Alexander & Baldwin Inc.	539,057	6,048
	KKR Real Estate Finance Trust Inc.	364,124	5,466
	Realogy Holdings Corp.	1,807,295	5,440
	Colony Credit Real Estate Inc.	1,317,921	5,193
	TPG RE Finance Trust Inc.	920,199	5,052
	WisdomTree Investments Inc.	2,069,881	4,823
*,1	Seritage Growth Properties Class A	522,126	4,757
*	World Acceptance Corp.	86,922	4,747
*	Assetmark Financial Holdings Inc.	227,696	4,643
	Granite Point Mortgage Trust Inc.	861,508	4,368
*	Tejon Ranch Co.	305,669	4,298
	Summit Hotel Properties Inc.	825,141	3,482
	Retail Value Inc.	248,104	3,039
*	Forestar Group Inc.	267,788	2,772
	CorePoint Lodging Inc.	619,888	2,430
[1]	Washington Prime Group Inc.	2,915,822	2,348
	Hersha Hospitality Trust Class A	580,127	2,077
	AG Mortgage Investment Trust Inc.	559,590	1,533
*	Greenlight Capital Re Ltd. Class A	230,374	1,371
[1]	Associated Capital Group Inc. Class A	29,165	892
[1]	Pennsylvania REIT	906,223	826
	Urstadt Biddle Properties Inc.	31,512	354
*	Altisource Portfolio Solutions SA	667	5
	Prologis Inc.	1	—
	Anworth Mortgage Asset Corp.	194	—
*	EZCORP Inc. Class A	92	—
*,2	Frontier Financial Corp.	2	—
			7,102,766

		Shares	Market Value ($000)
Health Care (5.9%)
*	Molina Healthcare Inc.	993,428	138,792
	PerkinElmer Inc.	1,760,346	132,519
	Encompass Health Corp.	1,561,947	100,011
	STERIS plc	671,572	94,000
*	United Therapeutics Corp.	660,543	62,636
*	Iovance Biotherapeutics Inc.	1,799,662	53,873
*	Reata Pharmaceuticals Inc. Class A	370,758	53,515
	Hill-Rom Holdings Inc.	528,881	53,205
*	Charles River Laboratories International Inc.	386,951	48,837
*	Mirati Therapeutics Inc.	572,634	44,018
*	Envista Holdings Corp.	2,514,041	37,560
*	Prestige Consumer Healthcare Inc.	796,023	29,198
*	Acadia Healthcare Co. Inc.	1,403,024	25,746
*	Select Medical Holdings Corp.	1,702,047	25,531
*	Tenet Healthcare Corp.	1,646,153	23,705
*	Sage Therapeutics Inc.	821,232	23,586
	Patterson Cos. Inc.	1,362,429	20,832
*	Avanos Medical Inc.	759,504	20,453
*	Denali Therapeutics Inc.	1,153,407	20,196
*	Magellan Health Inc.	348,486	16,766
*	Turning Point Therapeutics Inc.	368,037	16,437
*	Myriad Genetics Inc.	1,120,696	16,037
*	MEDNAX Inc.	1,264,140	14,715
	Healthcare Services Group Inc.	585,995	14,011
	National HealthCare Corp.	193,794	13,901
*	Intra-Cellular Therapies Inc.	876,537	13,472
	CONMED Corp.	223,963	12,826
*	10X Genomics Inc. Class A	198,048	12,342
*	Adaptive Biotechnologies Corp.	443,254	12,314
*	Endo International plc	3,244,373	12,004
*	Zogenix Inc.	428,264	10,591
*	Aerie Pharmaceuticals Inc.	729,484	9,848
*	Kodiak Sciences Inc.	204,469	9,753
*	Silk Road Medical Inc.	293,662	9,245
*	Brookdale Senior Living Inc.	2,926,247	9,130
*,1	Madrigal Pharmaceuticals Inc.	134,604	8,986
	Phibro Animal Health Corp. Class A	323,101	7,809
*	Varex Imaging Corp.	305,637	6,941
*	Amneal Pharmaceuticals Inc.	1,696,084	5,902
*	Meridian Bioscience Inc.	671,244	5,638
*	Bridgebio Pharma Inc.	193,779	5,620
*	AnaptysBio Inc.	389,901	5,509
	Owens & Minor Inc.	463,688	4,243
*	Kiniksa Pharmaceuticals Ltd. Class A	214,748	3,324
*	1Life Healthcare Inc.	144,270	2,619
*	REVOLUTION Medicines Inc.	111,511	2,443
*	G1 Therapeutics Inc.	220,848	2,434
*,1	Progyny Inc.	96,831	2,052
*	Black Diamond Therapeutics Inc.	64,179	1,601
*	Stoke Therapeutics Inc.	64,375	1,474
*	Option Care Health Inc.	138,815	1,315
*	Surgery Partners Inc.	147,083	960
*	Five Star Senior Living Inc.	250,887	697
*,1	Vir Biotechnology Inc.	13,168	451
*	Akorn Inc.	691,253	388
*,1,2	Synergy Pharmaceuticals Inc.	1,169,882	8

		Shares	Market Value ($000)
*	SmileDirectClub Inc. Class A	159	1
*	Mallinckrodt plc	164	—
			1,282,020
Industrials (22.4%)
	IDEX Corp.	1,205,085	166,434
	Booz Allen Hamilton Holding Corp. Class A	2,224,030	152,657
	Allegion plc	1,472,295	135,481
	Carlisle Cos. Inc.	898,003	112,502
	AptarGroup Inc.	1,012,451	100,779
*	Generac Holdings Inc.	991,064	92,337
	Donaldson Co. Inc.	1,999,157	77,227
*	HD Supply Holdings Inc.	2,628,770	74,736
	Sonoco Products Co.	1,585,100	73,469
	Quanta Services Inc.	2,254,635	71,540
*	FTI Consulting Inc.	596,296	71,418
*	AECOM	2,364,785	70,589
*	Stericycle Inc.	1,444,120	70,155
	Oshkosh Corp.	1,078,347	69,370
	MDU Resources Group Inc.	3,174,944	68,261
*	Arrow Electronics Inc.	1,290,275	66,927
	Owens Corning	1,723,915	66,905
	Lincoln Electric Holdings Inc.	968,751	66,844
	ITT Inc.	1,389,695	63,037
	Curtiss-Wright Corp.	676,028	62,472
	Knight-Swift Transportation Holdings Inc. Class A	1,892,785	62,083
	Tetra Tech Inc.	864,750	61,069
	Sealed Air Corp.	2,448,044	60,491
	Allison Transmission Holdings Inc.	1,794,815	58,529
	Graphic Packaging Holding Co.	4,597,810	56,093
	MSA Safety Inc.	552,432	55,906
	EMCOR Group Inc.	889,716	54,557
	Acuity Brands Inc.	627,825	53,780
	Jabil Inc.	2,176,468	53,498
	Flowserve Corp.	2,073,489	49,536
	ManpowerGroup Inc.	934,141	49,500
	KBR Inc.	2,245,432	46,436
	AGCO Corp.	957,189	45,227
	Brink's Co.	792,890	41,270
	Regal Beloit Corp.	648,782	40,841
	nVent Electric plc	2,412,240	40,695
	Avnet Inc.	1,599,296	40,142
*	Anixter International Inc.	455,555	40,030
	Crane Co.	807,684	39,722
	Pentair plc	1,332,422	39,653
	Spirit AeroSystems Holdings Inc. Class A	1,640,176	39,249
	MSC Industrial Direct Co. Inc. Class A	713,863	39,241
	CoreLogic Inc.	1,259,608	38,468
	Watts Water Technologies Inc. Class A	437,238	37,012
	UniFirst Corp.	242,364	36,619
	Rexnord Corp.	1,595,244	36,164
	Valmont Industries Inc.	341,110	36,151
*	XPO Logistics Inc.	731,227	35,647
	Silgan Holdings Inc.	1,227,937	35,635
	GATX Corp.	556,526	34,816
	Timken Co.	1,074,303	34,743
	Universal Forest Products Inc.	924,172	34,370
	Brady Corp. Class A	748,979	33,801
	EnerSys	670,083	33,183

		Shares	Market Value ($000)
	Robert Half International Inc.	873,190	32,963
*	Integer Holdings Corp.	517,779	32,548
	Louisiana-Pacific Corp.	1,861,218	31,976
	Barnes Group Inc.	763,404	31,933
*	MasTec Inc.	967,835	31,677
	ManTech International Corp. Class A	426,835	31,018
	Armstrong World Industries Inc.	384,396	30,529
	Vishay Intertechnology Inc.	2,096,946	30,217
	ESCO Technologies Inc.	391,240	29,699
	Macquarie Infrastructure Corp.	1,164,402	29,401
*	Sanmina Corp.	1,056,345	28,817
	Applied Industrial Technologies Inc.	613,188	28,035
	Otter Tail Corp.	630,035	28,011
*	Colfax Corp.	1,399,725	27,715
	Belden Inc.	720,204	25,985
	Werner Enterprises Inc.	712,644	25,840
	Moog Inc. Class A	511,157	25,829
	ABM Industries Inc.	1,050,151	25,582
*	Plexus Corp.	462,209	25,218
	World Fuel Services Corp.	983,001	24,752
	Kennametal Inc.	1,313,061	24,449
	Trinity Industries Inc.	1,458,262	23,434
	Alliance Data Systems Corp.	693,369	23,332
*	Hub Group Inc. Class A	502,900	22,867
*	SPX Corp.	698,653	22,804
*	Builders FirstSource Inc.	1,835,322	22,446
	Ryder System Inc.	842,558	22,277
	Korn Ferry	887,586	21,586
	Matson Inc.	680,340	20,832
	Triton International Ltd.	801,681	20,740
	EVERTEC Inc.	912,466	20,740
	Mueller Industries Inc.	858,128	20,544
	McGrath RentCorp	384,924	20,162
*	Kirby Corp.	450,708	19,592
*	Knowles Corp.	1,448,791	19,385
*	SPX FLOW Inc.	675,510	19,198
*	OSI Systems Inc.	276,840	19,080
	Mobile Mini Inc.	700,114	18,364
*	Beacon Roofing Supply Inc.	1,088,520	18,004
	Altra Industrial Motion Corp.	1,024,395	17,917
	O-I Glass Inc.	2,470,808	17,567
	Deluxe Corp.	667,427	17,306
	Schneider National Inc. Class B	893,128	17,273
	Kaman Corp.	442,284	17,015
*	Sykes Enterprises Inc.	621,056	16,843
*	Huron Consulting Group Inc.	363,884	16,506
*	TriMas Corp.	714,474	16,504
	Enerpac Tool Group Corp. Class A	955,857	15,819
*	Atkore International Group Inc.	745,809	15,714
*	TTM Technologies Inc.	1,507,930	15,592
	Terex Corp.	1,076,445	15,458
	Fluor Corp.	2,228,427	15,398
*	WESCO International Inc.	663,024	15,150
	Boise Cascade Co.	618,851	14,716
*	Pluralsight Inc. Class A	1,300,172	14,276
	Rush Enterprises Inc. Class A	436,226	13,924
	Encore Wire Corp.	315,193	13,235
*	Navistar International Corp.	786,457	12,969

		Shares	Market Value ($000)
	Greif Inc. Class A	412,474	12,824
	Astec Industries Inc.	356,554	12,469
*	Cardtronics plc Class A	563,498	11,788
	Benchmark Electronics Inc.	584,075	11,676
	Primoris Services Corp.	727,072	11,560
	Granite Construction Inc.	739,905	11,232
	TTEC Holdings Inc.	295,479	10,850
*	Atlas Air Worldwide Holdings Inc.	410,303	10,532
[1]	Maxar Technologies Inc.	947,974	10,124
	Comfort Systems USA Inc.	276,180	10,094
*	GMS Inc.	623,517	9,808
	Standex International Corp.	196,543	9,635
	AAR Corp.	530,383	9,420
*	Resideo Technologies Inc.	1,939,352	9,386
	Greenbrier Cos. Inc.	518,589	9,200
*	Harsco Corp.	1,244,687	8,675
	Kforce Inc.	325,266	8,317
*	Aegion Corp. Class A	463,729	8,315
	Griffon Corp.	627,143	7,933
*	TrueBlue Inc.	619,891	7,910
[1]	ADT Inc.	1,760,759	7,607
	H&E Equipment Services Inc.	509,833	7,484
	Methode Electronics Inc.	280,464	7,413
*,1	Virgin Galactic Holdings Inc.	468,988	6,932
*	MACOM Technology Solutions Holdings Inc.	365,478	6,919
	MTS Systems Corp.	304,998	6,862
	ArcBest Corp.	384,333	6,734
*	Conduent Inc.	2,695,239	6,603
	Kelly Services Inc. Class A	508,017	6,447
	Hyster-Yale Materials Handling Inc.	160,715	6,443
	Wabash National Corp.	821,180	5,929
	AZZ Inc.	205,514	5,779
	Resources Connection Inc.	485,705	5,328
	Triumph Group Inc.	753,331	5,093
*	JELD-WEN Holding Inc.	518,197	5,042
*	Gates Industrial Corp. plc	683,001	5,041
*	Manitowoc Co. Inc.	554,869	4,716
	International Seaways Inc.	195,272	4,665
	Greif Inc. Class B	107,410	4,303
*	Tutor Perini Corp.	637,694	4,285
	Gorman-Rupp Co.	135,059	4,215
*	CIRCOR International Inc.	314,863	3,662
	Rush Enterprises Inc. Class B	99,391	3,032
*	Team Inc.	454,538	2,955
*,1	Bill.Com Holdings Inc.	83,427	2,853
	REV Group Inc.	390,601	1,629
*	Donnelley Financial Solutions Inc.	242,815	1,280
*	Modine Manufacturing Co.	384,783	1,251
	Quad/Graphics Inc.	248,576	626
*	Verra Mobility Corp. Class A	355	3
	Briggs & Stratton Corp.	84	—
			4,846,939
Oil & Gas (1.3%)
	Arcosa Inc.	766,841	30,474
	EQT Corp.	4,053,964	28,661
*	First Solar Inc.	584,744	21,086
	Delek US Holdings Inc.	1,178,905	18,580
*	Dril-Quip Inc.	572,450	17,460

		Shares	Market Value ($000)
[1]	Equitrans Midstream Corp.	3,238,416	16,289
[1]	Murphy Oil Corp.	2,377,503	14,574
*,1	Southwestern Energy Co.	8,569,483	14,482
	PBF Energy Inc. Class A	1,609,295	11,394
*	CNX Resources Corp.	2,070,068	11,013
	Archrock Inc.	2,400,990	9,028
*	NOW Inc.	1,718,370	8,867
	CVR Energy Inc.	478,021	7,902
[1]	Range Resources Corp.	3,401,869	7,756
*	Magnolia Oil & Gas Corp. Class A	1,855,974	7,424
*,1	SunPower Corp.	1,304,567	6,614
*,1	Chesapeake Energy Corp.	31,246,465	5,396
*	MRC Global Inc.	1,224,409	5,216
*	Helix Energy Solutions Group Inc.	2,231,008	3,659
*,1	Antero Resources Corp.	4,056,468	2,892
	Berry Corp.	1,016,192	2,449
*	Oceaneering International Inc.	776,310	2,282
	SM Energy Co.	1,777,131	2,168
	Nabors Industries Ltd.	5,418,216	2,114
*,1	Diamond Offshore Drilling Inc.	972,940	1,780
*	Oil States International Inc.	854,564	1,735
[1]	RPC Inc.	833,000	1,716
*	ProPetro Holding Corp.	668,903	1,672
*	NexTier Oilfield Solutions Inc.	1,237,658	1,448
*,1	Valaris plc Class A	3,136,347	1,412
*	Denbury Resources Inc.	7,582,628	1,400
	Green Plains Inc.	268,173	1,301
	QEP Resources Inc.	3,715,579	1,243
*	Laredo Petroleum Inc.	2,798,154	1,063
*	Gulfport Energy Corp.	2,252,076	1,001
*,1	Whiting Petroleum Corp.	1,449,882	972
*	Exterran Corp.	113,575	545
*,1	Noble Corp. plc	1,964,714	511
*	Oasis Petroleum Inc.	788	—
*	FTS International Inc.	32	—
*	Forum Energy Technologies Inc.	82	—
*	KLX Energy Services Holdings Inc.	42	—
*	Unit Corp.	104	—
			275,579
Other (0.0%)[3]
*,2	A. Schulman Inc. CVR	419,331	182
*,2	Clinical Data Care CVR	62,138	—
			182
Technology (8.1%)
	Leidos Holdings Inc.	2,242,936	205,565
	Cypress Semiconductor Corp.	5,872,038	136,936
*	CACI International Inc. Class A	396,729	83,769
*	ON Semiconductor Corp.	6,508,358	80,964
*	Avalara Inc.	1,036,149	77,297
*	Nuance Communications Inc.	4,477,086	75,125
*	Tech Data Corp.	561,593	73,484
	Teradyne Inc.	1,327,731	71,923
	Science Applications International Corp.	914,132	68,222
*	Cirrus Logic Inc.	915,934	60,113
	SYNNEX Corp.	647,377	47,323
*	Verint Systems Inc.	1,057,147	45,457
*	Viavi Solutions Inc.	3,639,535	40,799

		Shares	Market Value ($000)
	Perspecta Inc.	2,178,462	39,735
*	Teradata Corp.	1,781,649	36,506
*	NCR Corp.	2,021,850	35,787
*	Change Healthcare Inc.	3,581,507	35,779
*	Premier Inc. Class A	1,052,760	34,446
*	Synaptics Inc.	503,828	29,157
*	CommScope Holding Co. Inc.	3,078,169	28,042
*	NetScout Systems Inc.	1,126,201	26,657
	DXC Technology Co.	2,028,362	26,470
*	EchoStar Corp. Class A	749,350	23,957
*	Insight Enterprises Inc.	557,646	23,494
*	SVMK Inc.	1,706,111	23,050
	Progress Software Corp.	709,310	22,698
	CSG Systems International Inc.	522,333	21,860
*	Dynatrace Inc.	891,378	21,250
*,1	Appian Corp. Class A	515,250	20,729
*	Rambus Inc.	1,762,192	19,560
*	Allscripts Healthcare Solutions Inc.	2,566,949	18,071
*	Elastic NV	315,333	17,599
*	Workiva Inc. Class A	510,365	16,500
*	Avaya Holdings Corp.	1,760,406	14,242
	TiVo Corp.	1,911,962	13,537
*	Covetrus Inc.	1,515,377	12,335
*	Unisys Corp.	988,225	12,205
	Xperi Corp.	782,083	10,879
*	NETGEAR Inc.	454,208	10,374
	Shutterstock Inc.	309,259	9,946
*	Zuora Inc. Class A	1,185,809	9,546
*	Blucora Inc.	776,516	9,357
*	ScanSource Inc.	401,183	8,581
*	Cerence Inc.	547,834	8,437
*	NextGen Healthcare Inc.	781,200	8,156
*	Amkor Technology Inc.	950,044	7,401
*	Medallia Inc.	305,294	6,118
	ADTRAN Inc.	756,492	5,810
	Pitney Bowes Inc.	2,709,864	5,528
*	Ping Identity Holding Corp.	249,687	4,999
*	Health Catalyst Inc.	143,407	3,750
*	Schrodinger Inc.	74,470	3,211
	Plantronics Inc.	266,218	2,678
*	Diebold Nixdorf Inc.	571,681	2,012
*	Casa Systems Inc.	100,494	352
*,2	ESC Inc.	334,911	257
*	Cloudflare Inc. Class A	102	2
*	Ribbon Communications Inc.	108	—
			1,758,037
Telecommunications (0.5%)
*	Iridium Communications Inc.	1,765,294	39,419
*	Vonage Holdings Corp.	3,658,160	26,449
	Telephone & Data Systems Inc.	1,532,915	25,692
*	8x8 Inc.	1,512,989	20,970
*	United States Cellular Corp.	253,888	7,436
			119,966
Utilities (7.0%)
	Atmos Energy Corp.	1,890,611	187,605
	Essential Utilities Inc.	3,419,301	139,166
	UGI Corp.	3,311,597	88,320

				Shares	Market Value ($000)
*		PG&E Corp.		8,385,920	75,389
		Hawaiian Electric Industries Inc.		1,726,650	74,332
		IDACORP Inc.		798,494	70,100
		ONE Gas Inc.		835,374	69,854
		Portland General Electric Co.		1,416,182	67,892
		Black Hills Corp.		973,681	62,345
		Spire Inc.		767,163	57,138
		Southwest Gas Holdings Inc.		799,334	55,602
		New Jersey Resources Corp.		1,510,745	51,320
		ALLETE Inc.		818,679	49,677
		National Fuel Gas Co.		1,296,814	48,358
		PNM Resources Inc.		1,262,194	47,963
		NorthWestern Corp.		799,191	47,816
		American States Water Co.		583,523	47,697
		Avista Corp.		1,056,900	44,908
		El Paso Electric Co.		645,502	43,868
		California Water Service Group		762,722	38,380
		South Jersey Industries Inc.		1,464,260	36,607
		MGE Energy Inc.		549,413	35,970
		Northwest Natural Holding Co.		482,641	29,803
		Clearway Energy Inc. Class C		1,247,619	23,455
		Clearway Energy Inc. Class A		548,372	9,416
					1,502,981
Total Common Stocks (Cost $27,538,238)					21,526,176
		Coupon
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund	0.943%		3,638,505	363,414
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	United States Treasury Bill	1.541%	4/30/20	3,000	3,000
Total Temporary Cash Investments (Cost $366,751)					366,414
Total Investments (101.3%) (Cost $27,904,989)					21,892,590
Other Assets and Liabilities—Net (-1.3%)[5,6]					(287,005)
Net Assets (100.0%)					21,605,585
Cost rounded to $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $217,527,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $254,448,000 was received for securities on loan, of which $252,095,000 is held in Vanguard Market Liquidity Fund and $2,353,000 is held in cash.
6	Securities with a value of $3,000,000 and cash of $5,204,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	830	47,625	(684)
E-mini S&P 500 Index	June 2020	27	3,469	120
E-mini S&P Mid-Cap 400 Index	June 2020	50	7,189	(492)
				(1,056)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Assurant Inc.	2/2/21	GSI	3,776	(0.612)	907	—
National Fuel Gas Co.	9/2/20	BOANA	2,358	(0.993)	283	—
VICI Properties Inc.	2/2/21	GSI	12,560	(0.612)	4,375	—
					5,565	—
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2020, a counterparty had deposited in a segregated account securities with a value of $4,752,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,495,953	29,776	447	21,526,176
Temporary Cash Investments	363,414	3,000	—	366,414
Total	21,859,367	32,776	447	21,892,590

Derivative Financial Instruments
Assets
Swap Contracts	—	5,565	—	5,565
Liabilities
Futures Contracts[1]	522	—	—	522
1	Represents variation margin on the last day of the reporting period.